Note 8 - Escrow Deposits	12 Months Ended
Dec. 31, 2010
Other Deposit Asset Related Text
Note 8 – Escrow Deposits

On December 18, 2009, the principal shareholders (the “Sellers”) of East Coast Diversified Corporation (“ECDC”) entered into a Securities Purchase Agreement (the “Agreement”) with Kayode Aladesuyi (the “Buyer”), the President of the Company, pursuant to which Sellers, owners of record and beneficially an aggregate of 7,029,950 shares of Common Stock, par value $0.001 per share (“Common Stock”) of ECDC, agreed to sell and transfer Sellers' 7,029,950 shares of Common Stock (the "Sellers’ Shares”) to the Buyer for total consideration of Three Hundred Thousand ($300,000) Dollars. The Agreement also provided that the Company would enter into a share exchange agreement with the Company.

In connection with this transaction the Company deposited $100,000 as of December 31, 2009 in escrow towards the final purchase price of the transaction.  The Company deposited an additional $120,000 in 2010 prior to April 2, 2010.  The escrow deposits were reimbursed to the Company during the quarter ended June 30, 2010 by the ultimate investors that acquired the Sellers’ shares.

On January 26, 2010, the Company began negotiations with G-TECHONOLOGIES SDN BHD (“G-TECH”), a Malaysian entity, to acquire a 10% interest of G-TECH and issued a $25,000 refundable deposit with G-TECH.  The Company is currently performing its due diligence of G-TECH and is continuing its negotiations.